                                   SUPPLEMENT
                             DATED NOVEMBER 12, 2008
                           TO THE CURRENTLY EFFECTIVE
           CLASS R3, CLASS R4, CLASS R5 AND CLASS Y SHARES PROSPECTUS
                               DATED MARCH 1, 2008
                FOR THE HARTFORD MUTUAL FUNDS (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

To supplement the contractual expense waivers currently in effect through February 28, 2010, with respect to The Hartford Target Retirement 2010 Fund, The Hartford Target Retirement 2020 Fund and The Hartford Target Retirement 2030 Fund, the Funds' Investment Manager as of November 1, 2008 has agreed to additional expense limitations with respect to the total annual operating expenses of Class R3 and Class R4 of each fund. These additional expense limitations are effective through February 28, 2010, and will not automatically be renewed. In the event that these additional expense limitations are not renewed, expenses will be higher than shown in the tables below (see the footnotes to these tables).

Accordingly, effective November 1, 2008, the following changes are made to the
Prospectus:

(a) Under the heading "The Hartford Target Retirement 2010 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5      CLASS Y
                                                         --------         --------         --------      -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None         None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None         None
   Exchange fees                                             None             None             None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%        0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None         None
      Other expenses(1)                                      1.60%            1.54%            1.50%        1.39%
      Acquired Fund fees and expenses                        0.74%            0.74%            0.74%        0.74%
      Total annual operating expenses                        2.99%            2.68%            2.39%        2.28%
      Less: Contractual expense reimbursement                1.84%(2)(3)      1.83%(2)(3)      1.59%(2)     1.48%(2)
      Net annual operating expenses                          1.15%(2)(3)      0.85%(2)(3)      0.80%(2)     0.80%(2)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.30%, 1.00%, 0.80% and 0.80%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.15% and 0.85%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.30% and 1.00%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5   CLASS Y
-------------------------------------  --------   --------   --------   -------
Year 1                                  $  117     $   87     $   82     $   82
Year 3                                  $  751     $  658     $  593     $  570
Year 5                                  $1,410     $1,256     $1,131     $1,085
Year 10                                 $3,178     $2,877     $2,604     $2,500

(b) Under the heading "The Hartford Target Retirement 2020 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5      CLASS Y
                                                         --------         --------         --------      -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None         None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None         None
   Exchange fees                                             None             None             None         None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%        0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None         None
      Other expenses(1)                                      1.00%            0.94%            0.90%        0.79%
      Acquired Fund fees and expenses                        0.78%            0.78%            0.78%        0.78%
      Total annual operating expenses                        2.43%            2.12%            1.83%        1.72%
      Less: Contractual expense reimbursement                1.23%(2)(3)      1.22%(2)(3)      0.98%(2)     0.87%(2)
      Net annual operating expenses                          1.20%(2)(3)      0.90%(2)(3)      0.85%(2)     0.85%(2)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5   CLASS Y
-------------------------------------  --------   --------   --------   -------
Year 1                                  $  122     $   92     $   87     $   87
Year 3                                  $  640     $  546     $  480     $  457
Year 5                                  $1,184     $1,027     $  899     $  852
Year 10                                 $2,673     $2,355     $2,067     $1,958

(c) Under the heading "The Hartford Target Retirement 2030 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5      CLASS Y
                                                         --------         --------         --------      -------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None         None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None         None
  Exchange fees                                              None             None             None         None
ANNUAL OPERATING EXPENSES
  (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%        0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None         None
      Other expenses(1)                                      1.18%            1.12%            1.08%        0.97%
      Acquired Fund fees and expenses                        0.80%            0.80%            0.80%        0.80%
      Total annual operating expenses                        2.63%            2.32%            2.03%        1.92%
      Less: Contractual expense reimbursement                1.43%(2)(3)      1.42%(2)(3)      1.18%(2)     1.07%(2)
      Net annual operating expenses                          1.20%(2)(3)      0.90%(2)(3)      0.85%(2)     0.85%(2)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares, Class R5 shares and Class Y shares at 1.35%, 1.05%, 0.85% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(3) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (2) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5   CLASS Y
-------------------------------------  --------   --------   --------   -------
Year 1                                  $  122     $   92     $   87     $   87
Year 3                                  $  681     $  588     $  522     $  499
Year 5                                  $1,267     $1,111     $  984     $  937
Year 10                                 $2,858     $2,546     $2,264     $2,156

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE

                                   SUPPLEMENT
                             DATED NOVEMBER 12, 2008
                           TO THE CURRENTLY EFFECTIVE
                CLASS R3, CLASS R4 AND CLASS R5 SHARES PROSPECTUS
                             DATED OCTOBER 31, 2008
  FOR THE HARTFORD TARGET RETIREMENT 2015 FUND, THE HARTFORD TARGET RETIREMENT
    2025 FUND, THE HARTFORD TARGET RETIREMENT 2035 FUND, THE HARTFORD TARGET RETIREMENT 2040 FUND, THE HARTFORD TARGET RETIREMENT 2045 FUND AND THE HARTFORD
                 TARGET RETIREMENT 2050 FUND (THE "PROSPECTUS")

THE PROSPECTUS REFERENCED ABOVE IS REVISED AS FOLLOWS:

To supplement the contractual expense waivers currently in effect through February 28, 2010, with respect to The Hartford Target Retirement 2015 Fund, The Hartford Target Retirement 2025 Fund, The Hartford Target Retirement 2035 Fund, The Hartford Target Retirement 2040 Fund, The Hartford Target Retirement 2045 Fund and The Hartford Target Retirement 2050 Fund, the Funds' Investment Manager as of November 1, 2008 has agreed to additional expense limitations with respect to the total annual operating expenses of Class R3 and Class R4 of each fund. These additional expense limitations are effective through February 28, 2010, and will not automatically be renewed. In the event that these additional expense limitations are not renewed, expenses will be higher than shown in the tables below (see the footnotes to these tables).

Accordingly, effective November 1, 2008, the following changes are made to the
Prospectus:

(a) Under the heading "The Hartford Target Retirement 2015 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5
                                                         --------         --------         --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None
   Exchange fees                                             None             None             None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None
      Other expenses(1)(2)                                   0.29%            0.24%            0.19%
      Acquired Fund fees and expenses(2)                     0.75%            0.75%            0.75%
      Total annual operating expenses(2)                     1.69%            1.39%            1.09%
      Less: Contractual expense reimbursement                0.54%(3)(4)      0.54%(3)(4)      0.29%(3)
      Net annual operating expenses                          1.15%(3)(4)      0.85%(3)(4)      0.80%(3)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.30%, 1.00% and 0.80%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each

     Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.15% and 0.85%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.30% and 1.00%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5
-------------------------------------  --------   --------   --------
Year 1                                   $117       $ 87       $ 82
Year 3                                   $480       $387       $318

(b) Under the heading "The Hartford Target Retirement 2025 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5
                                                         --------         --------         --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None
   Exchange fees                                             None             None             None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None
      Other expenses(1)(2)                                   0.29%            0.24%            0.19%
      Acquired Fund fees and expenses(2)                     0.79%            0.79%            0.79%
      Total annual operating expenses(2)                     1.73%            1.43%            1.13%
      Less: Contractual expense reimbursement                0.53%(3)         0.53%(3)(4)      0.28%(3)
      Net annual operating expenses                          1.20%(3)(4)      0.90%(3)(4)      0.85%(3)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual

     Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5
-------------------------------------  --------   --------   --------
Year 1                                   $122       $ 92       $ 87
Year 3                                   $493       $400       $331

(c) Under the heading "The Hartford Target Retirement 2035 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5
                                                         --------         --------         --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None
   Exchange fees                                             None             None             None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None
      Other expenses(1)(2)                                   0.29%            0.24%            0.19%
      Acquired Fund fees and expenses(2)                     0.80%            0.80%            0.80%
      Total annual operating expenses(2)                     1.74%            1.44%            1.14%
      Less: Contractual expense reimbursement                0.54%(3)(4)      0.54%(3)(4)      0.29%(3)
      Net annual operating expenses                          1.20%(3)(4)      0.90%(3)(4)      0.85%(3)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5
-------------------------------------  --------   --------   --------
Year 1                                   $122       $ 92       $ 87
Year 3                                   $495       $402       $333

(d) Under the heading "The Hartford Target Retirement 2040 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5
                                                         --------         --------         --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None
   Exchange fees                                             None             None             None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None
      Other expenses(1)(2)                                   0.29%            0.24%            0.19%
      Acquired Fund fees and expenses(2)                     0.80%            0.80%            0.80%
      Total annual operating expenses(2)                     1.74%            1.44%            1.14%
      Less: Contractual expense reimbursement                0.54%(3)(4)      0.54%(3)(4)      0.29%(3)
      Net annual operating expenses                          1.20%(3)(4)      0.90%(3)(4)      0.85%(3)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.35%, 1.05% and 0.85%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.20% and 0.90%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.35% and 1.05%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5
-------------------------------------  --------   --------   --------
Year 1                                   $122       $ 92       $ 87
Year 3                                   $495       $402       $333

(e) Under the heading "The Hartford Target Retirement 2045 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5
                                                         --------         --------         --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None
   Exchange fees                                             None             None             None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None
      Other expenses(1)(2)                                   0.29%            0.24%            0.19%
      Acquired Fund fees and expenses(2)                     0.80%            0.80%            0.80%
      Total annual operating expenses(2)                     1.74%            1.44%            1.14%
      Less: Contractual expense reimbursement                0.49%(3)(4)      0.49%(3)(4)      0.24%(3)
      Net annual operating expenses                          1.25%(3)(4)      0.95%(3)(4)      0.90%(3)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.40%, 1.10% and 0.90%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.25% and 0.95%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.40% and 1.10%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5
-------------------------------------  --------   --------   --------
Year 1                                   $127       $ 97       $ 92
Year 3                                   $500       $407       $338


(f) Under the heading "The Hartford Target Retirement 2050 Fund, Your Expenses," the Shareholder Fees and Annual Operating Expenses table and the footnotes attached thereto, as well as the expense examples, are deleted and replaced with the following:

                                                         CLASS R3         CLASS R4         CLASS R5
                                                         --------         --------         --------
SHAREHOLDER FEES
   (fees paid directly from your investment)
   Maximum sales charge (load) imposed on purchases
      as a percentage of offering price                      None             None             None
   Maximum deferred sales charge (load) (as a
      percentage of purchase price or redemption
      proceeds, whichever is less)                           None             None             None
   Exchange fees                                             None             None             None
ANNUAL OPERATING EXPENSES
   (expenses that are deducted from the fund's assets)
      Management fees                                        0.15%            0.15%            0.15%
      Distribution and service (12b-1) fees                  0.50%            0.25%            None
      Other expenses(1)(2)                                   0.29%            0.24%            0.19%
      Acquired Fund fees and expenses(2)                     0.80%            0.80%            0.80%
      Total annual operating expenses(2)                     1.74%            1.44%            1.14%
      Less: Contractual expense reimbursement                0.49%(3)(4)      0.49%(3)(4)      0.24%(3)
      Net annual operating expenses                          1.25%(3)(4)      0.95%(3)(4)      0.90%(3)

(1) "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses, restated to reflect current fees. "Other Expenses" also include an administrative services fee for third-party recordkeeping services that is payable as a percentage of net assets in the amount of up to 0.20%, 0.15% and 0.10% for Class R3 shares, Class R4 shares and Class R5 shares, respectively.

(2)  Estimated for the current year.

(3) HIFSCO has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R3 shares, Class R4 shares and Class R5 shares at 1.40%, 1.10% and 0.90%, respectively ("Contractual Arrangement"). In addition, HASCO, the fund's transfer agent, has contractually agreed to reimburse any portion of the transfer agency fees over 0.30% of the average daily net assets per fiscal year for all classes. Each Contractual Arrangement will remain in effect until February 28, 2010, and shall automatically renew for one-year terms unless HIFSCO or HASCO, respectively, provides written notice of termination of the Contractual Arrangements to the Board of Directors of the fund.

(4) Effective November 1, 2008, HIFSCO has contractually agreed to reimburse additional expenses (exclusive of taxes, interest expense, brokerage commissions and extraordinary expenses) of Class R3 and Class R4 to the extent necessary to maintain total annual operating expenses for Class R3 shares and Class R4 shares at 1.25% and 0.95%, respectively ("Supplemental Contractual Arrangement"). The Supplemental Contractual Arrangement will remain in effect until February 28, 2010 and will not be renewed. Thereafter HIFSCO (as described in (3) above) has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for Class R 3 shares and Class R4 shares at 1.40% and 1.10%, respectively.

EXAMPLE. These examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that the fund's operating expenses remain the same, including the same Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

You would pay the following expenses whether or not you redeem your shares at the end of each period:

EXPENSES (WITH OR WITHOUT REDEMPTION)  CLASS R3   CLASS R4   CLASS R5
-------------------------------------  --------   --------   --------
Year 1                                   $127       $ 97       $ 92
Year 3                                   $500       $407       $338

  THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE